OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 99	$ 327
Government authorities	53	108
Security deposits	65	38
Royalty-bearing grants	86	73
Other	6	22
Other accounts receivable and prepaid expenses, total	$ 309	$ 568